Share-Based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Share-based Payment Arrangement [Abstract]
Total share-based compensation	$ 17,631	$ 17,608	$ 15,026
Tax benefit recorded in the provision for income taxes	(4,355)	(4,367)	(3,952)
Effect on net income	$ 13,276	$ 13,241	$ 11,074